CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net income (loss)	$ 11,310	$ 4,348	$ 4,411
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan losses	2,190	2,509	1,539
Employee stock ownership plan expense	668	582	552
Equity incentive plan expense	882	860	746
Excess tax benefit from share-based compensation	(28)	(15)	(4)
Amortization of investment premiums and discounts, net	858	996	1,059
Amortization of loan premiums and discounts, net	1,601	1,821	1,419
Depreciation and amortization of premises and equipment	2,374	2,678	2,596
Amortization of core deposit intangible	602	601	613
Amortization of deferred debt issue costs	0	18	90
Net gain on sales of securities	(55)	(146)	(64)
Net gain on fair value of derivatives	(62)	(50)	(60)
Deferred income tax (benefit) provision	(444)	(766)	1,183
Loans originated for sale	(37,816)	(29,228)	(16,255)
Proceeds from sale of loans held for sale	38,803	28,435	17,380
Net gain on sales of loans held for sale	(916)	(472)	(274)
Net gain on sale of investment in affiliate	(5,263)	0	0
Net loss on disposal of equipment	92	47	0
Net loss on sales or write-downs of other real estate owned	66	267	104
Increase in cash surrender value of bank-owned life insurance	(570)	(618)	(580)
Change in operating assets and liabilities:
Accrued interest receivable	(152)	(430)	168
Other assets	130	907	2,016
Accrued expenses and other liabilities	2,037	1,402	1,121
Net cash provided by operating activities	16,307	13,746	17,760
Cash flows from investing activities:
Purchases of available for sale securities	(29,493)	(45,360)	(36,216)
Proceeds from sales of available for sale securities	9,014	9,703	1,109
Proceeds from maturities of and principal repayments on available for sale securities	34,697	32,126	32,566
Purchases of Federal Home Loan Bank stock	(1)	(2,541)	0
Purchases of Federal Reserve Bank stock	(3)	(3,621)	0
Redemption of Federal Home Loan Bank stock	713	0	2,776
Loan principal collections (originations), net	(22,169)	(12,114)	59,185
Purchases of loans	(37,702)	(113,192)	(59,900)
Proceeds from sales of other real estate owned	685	384	1,357
Purchases of premises and equipment	(1,162)	(2,202)	(3,217)
Proceeds from bank-owned life insurance	1,201	0	0
Proceeds from sale of investment in affiliate	5,581	0	0
Net cash used in investing activities	(38,639)	(136,817)	(2,340)
Cash flows from financing activities:
Net increase in deposits	72,668	47,304	25,964
Net increase (decrease) in mortgagors' and investors' escrow accounts	880	(92)	386
Proceeds from Federal Home Loan Bank advances	51,500	147,728	29,000
Repayments of Federal Home Loan Bank advances, net of amortization of discount	(68,336)	(61,428)	(57,085)
Excess tax benefit from share-based compensation	28	15	4
Stock options exercised	67	715	367
Cash dividends on common stock	(1,889)	(1,914)	(1,475)
Common shares repurchased	(178)	(7,730)	(651)
Net cash provided by (used in) financing activities	54,740	124,598	(3,490)
Net change in cash and cash equivalents	32,408	1,527	11,930
Cash and cash equivalents at beginning of year	40,778	39,251	27,321
Cash and cash equivalents at end of year	73,186	40,778	39,251
Supplemental cash flow information:
Interest paid	10,080	8,873	8,306
Income taxes paid (received), net	3,020	1,846	(67)
Transfer of loans to other real estate owned	1,129	468	303
Stock options exercised by net-share settlement	$ 0	$ 2,563	$ 190